CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and investments

	2020	2019
Cash	9,060	12,302
Banks and immediately available investments	4,608,144	2,629,350
Cash and cash equivalents	4,617,204	2,641,652

Immediately available investments include investments with maturity up to 90 days, immediate liquidity and low risk of fair value variation.

	2020	2019
Short-term investments	3,041,143	3,652,949